Convertible Preferred Stock - Beneficial Conversion Feature (Details) - USD ($)				2 Months Ended	16 Months Ended
	Jul. 15, 2019	Jun. 26, 2019	Jun. 24, 2019	Oct. 22, 2020	Oct. 22, 2020
Temporary Equity [Line Items]
BCF					$ 12,039,000
Common Stock | June 24, 2019 | Cash
Temporary Equity [Line Items]
Fair value of the Common Stock (in dollars per share)			$ 1.36
Common Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Fair value of the Common Stock (in dollars per share)			1.36
Common Stock | June 24, 2019 | Settlement Of Note
Temporary Equity [Line Items]
Fair value of the Common Stock (in dollars per share)			1.36
Common Stock | June 26, 2019 | Cash
Temporary Equity [Line Items]
Fair value of the Common Stock (in dollars per share)		$ 1.36
Common Stock | July 15, 2019 | Cash
Temporary Equity [Line Items]
Fair value of the Common Stock (in dollars per share)	$ 1.36
Common Stock | August 24, 2020 - September 22, 2020 | Cash
Temporary Equity [Line Items]
Fair value of the Common Stock (in dollars per share)				$ 10.33	$ 10.33
Series A Convertible Preferred Stock | June 24, 2019 | Cash
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 3.18
Number of Shares Issuable upon Conversion (in shares)			8,833,786
BCF			$ 0
Series A Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 3.18
Number of Shares Issuable upon Conversion (in shares)			1,024,569
BCF			$ 0
Series A Convertible Preferred Stock | June 26, 2019 | Cash
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)		$ 3.18
Number of Shares Issuable upon Conversion (in shares)		9,443,212
BCF		$ 0
Series A Convertible Preferred Stock | July 15, 2019 | Cash
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)	$ 3.18
Number of Shares Issuable upon Conversion (in shares)	157,382
BCF	$ 0
Series A-1 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 1.12
Number of Shares Issuable upon Conversion (in shares)			2,226,013
BCF			$ 536,000
Series A-2 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 1.11
Number of Shares Issuable upon Conversion (in shares)			18,030,728
BCF			$ 4,590,000
Series A-3 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 1.31
Number of Shares Issuable upon Conversion (in shares)			3,047,168
BCF			$ 156,000
Series A-4 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 1.47
Number of Shares Issuable upon Conversion (in shares)			679,188
BCF			$ 0
Series A-5 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 1.48
Number of Shares Issuable upon Conversion (in shares)			1,691,162
BCF			$ 0
Series A-6 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 2.22
Number of Shares Issuable upon Conversion (in shares)			3,372,566
BCF			$ 0
Series A-7 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 2.54
Number of Shares Issuable upon Conversion (in shares)			19,896,477
BCF			$ 0
Series A-8 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 2.70
Number of Shares Issuable upon Conversion (in shares)			5,258,501
BCF			$ 0
Series A-9 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 2.86
Number of Shares Issuable upon Conversion (in shares)			10,205,127
BCF			$ 0
Series A-10 Convertible Preferred Stock | June 24, 2019 | Settlement Of SAFEs
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 3.02
Number of Shares Issuable upon Conversion (in shares)			3,445,914
BCF			$ 0
Series A-11 Convertible Preferred Stock | June 24, 2019 | Settlement Of Note
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)			$ 1.78
Number of Shares Issuable upon Conversion (in shares)			4,326,513
BCF			$ 0
Series X Convertible Preferred Stock | August 24, 2020 - September 22, 2020 | Cash
Temporary Equity [Line Items]
Effective Conversion Price (in dollars per share)				$ 9.96	$ 9.96
Number of Shares Issuable upon Conversion (in shares)				18,457,230	18,457,230
BCF				$ 6,757,000